ACQUISITION OF CASINO EQUIPMENT AND RELATED TRANSACTIONS	3 Months Ended
Jun. 30, 2014
ACQUISITION OF CASINO EQUIPMENT AND RELATED TRANSACTIONS [Abstract]
ACQUISITION OF CASINO EQUIPMENT AND RELATED TRANSACTIONS

NOTE 8 – ACQUISITION OF CASINO EQUIPMENT AND RELATED TRANSACTIONS

On September 19, 2013, the Company (through its wholly-owned subsidiary, Universal Entertainment SAS, Inc.) entered into an Asset Purchase Agreement with Universal Entertainment SAS, Ltd., a corporation formed under the laws of the Country of Colombia, to acquire certain casino equipment (the “Equipment”)(such transaction hereinafter referred to as the “Equipment Acquisition”). The Equipment Acquisition closed on March 6, 2014, at which time the following transactions took place:

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The Company effected a one for ten reverse stock split.

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The Company issued 17,450,535 shares of Common Stock to acquire the Equipment.

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The Company entered into a lease (the “Lease”) of the Equipment to VOMBLOM & POMARE S.A., a company formed under the laws of Colombia, which provides for lease payments of $700,000 per year, payable $58,333 per month, and a term of five years with one five year renewal option.

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The Company entered into consulting agreements with two shareholders of the seller, which provide for aggregate annual compensation of $370,000 per year payable in restricted shares of the Company's common stock, and have a term of five years.

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The Company entered into certain employment or consulting agreements which will obligate the Company to make total payments of $1,235,000 per year for five years, which payments will be made in shares of the Company's Common Stock at its market price at the time of issuance.  .

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The Company issued 19,977,980 shares of the Company's Common Stock to certain officers, directors, and consultants, as well as the two principals of Universal Entertainment SAS, Ltd., as bonuses under consulting agreements or employment agreements with such persons.

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The Company issued 17,000,000 shares of the Company's Common Stock to certain officers, directors and significant shareholders.

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The Company cancelled 8,600,000 options held by certain officers and directors of the Company.

On April 23, 2014, the Company entered into an agreement to acquire additional gaming equipment from Game Touch, LLC, Claudia Cifuentes Robles and Julios Kosta for 1,213,000 shares of common stock.  The equipment had an agreed upon value of $135,856.  The transaction closed on May 25, 2014.